VOYAGE REVENUES	6 Months Ended
Jun. 30, 2024
VOYAGE REVENUES [Abstract]
VOYAGE REVENUES
3. VOYAGE REVENUES

Our voyage revenues consist of time charter revenues and spot charter revenues with the following split for the six-month periods ended June 30, 2024 and June 30, 2023:

All amounts in USD ‘000	2024	2023
Spot Charter Revenues	155,014	196,803
Time Charter Revenues	38,082	23,731
Total Voyage Revenues	193,096	220,534

Our voyage contracts have a duration of one year or less and we applied the exemption related to excluding the disclosure of remaining performance obligations. As of June 30, 2024, and December 31, 2023, the Company has capitalized fulfilment cost of $0.6 million and $0.1 million, respectively.

The future minimum revenues as of June 30, 2024, related to time charter revenues are as follows:

All amounts in USD ‘000	Amount
2024	24,787
2025	17,155
2026	17,155
2027	17,155
2028	7,405
Thereafter	-
Future minimum revenues	83,657

As of June 30, 2024, the Company has seven vessels on time charter contracts, where two of the vessels are on long-term time charter contracts for a six-year period that commenced in 2022. There are no options included in the long-term time charter agreements to extend the charter periods.